Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of straight-line basis over their estimated useful lives
Patents	3-15 years
Licenses and trademarks	9 years
Customer relationships	13 years